GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.37%
$ 1,000,000	American Express Credit Account Master Trust Series 2017-7 Class A 2.35%, 05/15/2025	$ 1,041,189
	Capital One Multi-Asset Execution Trust
	Series 2016-A5 Class A5
1,000,000	1.66%, 06/17/2024	1,012,752
	Series 2019-A3 Class A3
250,000	2.06%, 08/15/2028	268,639
400,000	CarMax Auto Owner Trust Series 2020-2 Class A3 1.70%, 11/15/2024	409,412
355,000	Hyundai Auto Receivables Trust Series 2018-B Class A4 3.29%, 01/15/2025	370,530
537,000	Mercedes-Benz Auto Receivables Trust Series 2018-1 Class A4 3.15%, 10/15/2024	560,755
750,000	Toyota Auto Loan Extended Note Trust (a) Series 2019-1A Class A 2.56%, 11/25/2031	800,217
	Toyota Auto Receivables Owner Trust
	Series 2018-B Class A4
200,000	3.11%, 11/15/2023	207,833
	Series 2019-B Class A3
250,000	2.57%, 08/15/2023	256,486
250,000	Volkswagen Auto Loan Enhanced Trust Series 2018-2 Class A4 3.33%, 02/20/2025	261,966
500,000	World Omni Auto Receivables Trust Series 2019-B Class A3 2.59%, 07/15/2024	511,972
TOTAL ASSET-BACKED SECURITIES — 0.37% (Cost $5,572,529)		$5,701,751
CORPORATE BONDS AND NOTES
Basic Materials — 0.73%
500,000	BHP Billiton Finance USA Ltd 5.00%, 09/30/2043	701,518
500,000	Celanese US Holdings LLC 3.50%, 05/08/2024	538,075
600,000	CF Industries Inc(a) 4.50%, 12/01/2026	696,064
650,000	Dow Chemical Co 4.80%, 11/30/2028	781,766
750,000	DuPont de Nemours Inc 4.49%, 11/15/2025	862,430
500,000	Eastman Chemical Co 4.65%, 10/15/2044	585,612
Principal Amount		Fair Value
Basic Materials — (continued)
$ 500,000	International Paper Co 4.35%, 08/15/2048	$ 610,684
500,000	Linde Inc 3.20%, 01/30/2026	561,230
500,000	Newmont Corp 2.80%, 10/01/2029	540,897
1,000,000	Nutrien Ltd 4.13%, 03/15/2035	1,160,269
1,000,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	1,082,323
500,000	Rio Tinto Finance USA Ltd 3.75%, 06/15/2025	564,940
500,000	Sherwin-Williams Co 4.55%, 08/01/2045	606,115
500,000	Southern Copper Corp 5.25%, 11/08/2042	629,470
1,000,000	Steel Dynamics Inc 3.45%, 04/15/2030	1,101,819
250,000	Vale Overseas Ltd 6.88%, 11/21/2036	324,688
		11,347,900
Communications — 2.41%
1,000,000	Alphabet Inc 2.00%, 08/15/2026	1,071,989
	Amazon.com Inc
500,000	3.15%, 08/22/2027	569,823
1,000,000	2.50%, 06/03/2050	1,015,035
750,000	America Movil SAB de CV 2.88%, 05/07/2030	812,340
	AT&T Inc
2,000,000	4.25%, 03/01/2027	2,321,029
2,000,000	2.75%, 06/01/2031	2,102,986
500,000	6.15%, 09/15/2034	683,324
1,000,000	3.30%, 02/01/2052	930,512
1,859,000	3.50%, 09/15/2053(a)	1,811,104
	Charter Communications Operating LLC / Charter Communications Operating Capital
500,000	4.91%, 07/23/2025	577,935
1,500,000	5.38%, 05/01/2047	1,777,640
	Comcast Corp
2,000,000	3.70%, 04/15/2024	2,208,452
3,000,000	3.40%, 07/15/2046	3,311,594
500,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	776,400
1,000,000	Discovery Communications LLC 5.20%, 09/20/2047	1,198,859
	Fox Corp
500,000	4.03%, 01/25/2024	550,386
1,000,000	5.48%, 01/25/2039	1,335,563
1,000,000	Rogers Communications Inc 4.10%, 10/01/2023	1,096,969
750,000	Time Warner Cable LLC 4.50%, 09/15/2042	813,241

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 1,500,000	T-Mobile USA Inc(a) 4.38%, 04/15/2040	$ 1,758,255
1,000,000	TWDC Enterprises 18 Corp 4.13%, 12/01/2041	1,191,203
	Verizon Communications Inc
1,500,000	2.63%, 08/15/2026	1,636,392
390,000	4.27%, 01/15/2036	480,346
2,250,000	3.85%, 11/01/2042	2,666,949
1,000,000	ViacomCBS Inc 3.70%, 08/15/2024	1,094,529
1,000,000	Vodafone Group PLC 4.13%, 05/30/2025	1,140,057
	Walt Disney Co
1,000,000	2.65%, 01/13/2031	1,076,531
1,000,000	4.75%, 11/15/2046	1,302,189
		37,311,632
Consumer, Cyclical — 1.89%
1,000,000	American Honda Finance Corp 2.15%, 09/10/2024	1,052,114
1,000,000	Best Buy Co Inc 4.45%, 10/01/2028	1,185,186
500,000	BMW US Capital LLC(a) 2.80%, 04/11/2026	539,503
1,000,000	Costco Wholesale Corp 1.75%, 04/20/2032	1,025,107
1,000,000	Cummins Inc 4.88%, 10/01/2043	1,364,736
1,000,000	Darden Restaurants Inc 4.55%, 02/15/2048	993,593
1,000,000	DR Horton Inc 1.40%, 10/15/2027	993,306
500,000	General Motors Co 5.15%, 04/01/2038	530,209
	General Motors Financial Co Inc
1,000,000	3.70%, 05/09/2023	1,044,930
1,000,000	2.75%, 06/20/2025	1,024,320
	Home Depot Inc
1,000,000	3.90%, 12/06/2028	1,184,062
1,000,000	3.30%, 04/15/2040	1,130,057
500,000	Las Vegas Sands Corp 3.50%, 08/18/2026	506,557
1,000,000	Lear Corp 5.25%, 05/15/2049	1,080,719
1,000,000	Lowe's Cos Inc 3.65%, 04/05/2029	1,154,184
	McDonald's Corp
1,000,000	3.35%, 04/01/2023	1,067,606
500,000	1.45%, 09/01/2025	514,786
445,000	O'Reilly Automotive Inc 3.85%, 06/15/2023	477,809
500,000	PACCAR Financial Corp 2.30%, 08/10/2022	517,064
598,000	Ralph Lauren Corp 3.75%, 09/15/2025	670,793
	Starbucks Corp
567,000	3.50%, 03/01/2028	644,974
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 1,000,000	2.25%, 03/12/2030	$ 1,037,835
1,000,000	Tapestry Inc 3.00%, 07/15/2022	1,010,139
500,000	Target Corp 3.38%, 04/15/2029	580,999
750,000	TJX Cos Inc 3.50%, 04/15/2025	836,418
1,000,000	Toyota Motor Credit Corp 1.80%, 02/13/2025	1,044,563
616,761	US Airways Pass Through Trust Series 2013-1 Class A 3.95%, 11/15/2025	507,348
500,000	Walgreens Boots Alliance Inc 3.45%, 06/01/2026	546,201
	Walmart Inc
1,000,000	3.40%, 06/26/2023	1,079,001
500,000	3.63%, 12/15/2047	614,064
1,000,000	2.95%, 09/24/2049	1,123,367
1,000,000	Whirlpool Corp 3.70%, 05/01/2025	1,120,385
1,000,000	Wyndham Destinations Inc 5.65%, 04/01/2024	1,015,000
		29,216,935
Consumer, Non-Cyclical — 5.03%
	Abbott Laboratories
500,000	2.95%, 03/15/2025	545,953
500,000	1.40%, 06/30/2030	501,972
	AbbVie Inc
500,000	3.75%, 11/14/2023	545,563
2,250,000	2.60%, 11/21/2024(a)	2,386,103
500,000	4.50%, 05/14/2035	605,849
1,000,000	4.88%, 11/14/2048	1,267,577
500,000	Aetna Inc 3.88%, 08/15/2047	557,340
	Altria Group Inc
500,000	2.85%, 08/09/2022	520,252
1,000,000	3.88%, 09/16/2046	1,024,203
500,000	AmerisourceBergen Corp 2.80%, 05/15/2030	534,214
	Amgen Inc
500,000	3.15%, 02/21/2040	530,518
1,392,000	2.77%, 09/01/2053(a)	1,340,601
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
1,000,000	3.65%, 02/01/2026	1,117,612
1,000,000	4.70%, 02/01/2036	1,206,321
500,000	4.90%, 02/01/2046	619,794
1,000,000	Anheuser-Busch InBev Worldwide Inc 3.75%, 07/15/2042	1,066,602
	Anthem Inc
500,000	3.35%, 12/01/2024	548,582
1,000,000	2.25%, 05/15/2030	1,026,287
1,000,000	AstraZeneca PLC 1.38%, 08/06/2030	972,717

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	BAT Capital Corp
$ 500,000	2.76%, 08/15/2022	$ 518,146
500,000	4.39%, 08/15/2037	539,831
	Becton Dickinson & Co
500,000	3.70%, 06/06/2027	566,651
500,000	4.67%, 06/06/2047	616,122
500,000	Biogen Inc 4.05%, 09/15/2025	570,546
	Bristol Myers Squibb Co
1,000,000	3.63%, 05/15/2024	1,101,834
1,000,000	4.13%, 06/15/2039	1,256,407
1,750,000	Cigna Corp 4.80%, 08/15/2038	2,168,958
1,000,000	Coca-Cola Co 2.60%, 06/01/2050	1,021,549
750,000	Conagra Brands Inc 4.60%, 11/01/2025	870,499
500,000	Constellation Brands Inc 5.25%, 11/15/2048	671,483
	CVS Health Corp
2,000,000	2.63%, 08/15/2024	2,131,437
1,000,000	2.70%, 08/21/2040	956,497
1,000,000	5.05%, 03/25/2048	1,271,708
1,841,309	CVS Pass Through Trust 6.04%, 12/10/2028	2,093,032
1,000,000	DH Europe Finance II SARL 3.25%, 11/15/2039	1,108,069
1,000,000	Diageo Capital PLC 3.88%, 05/18/2028	1,173,075
1,000,000	Eli Lilly & Co 2.25%, 05/15/2050	942,463
1,000,000	Estee Lauder Cos Inc 2.38%, 12/01/2029	1,074,927
1,000,000	General Mills Inc 4.20%, 04/17/2028	1,179,968
	Gilead Sciences Inc
1,000,000	1.65%, 10/01/2030	998,026
1,000,000	2.60%, 10/01/2040	997,721
1,500,000	GlaxoSmithKline Capital PLC 3.00%, 06/01/2024	1,622,116
500,000	Global Payments Inc 4.15%, 08/15/2049	585,693
2,000,000	HCA Inc 4.13%, 06/15/2029	2,259,806
1,000,000	Health Care Service Corp(a) 3.20%, 06/01/2050	1,034,998
1,000,000	Hershey Co 1.70%, 06/01/2030	1,027,828
1,000,000	Humana Inc 3.95%, 03/15/2027	1,144,140
1,000,000	Johnson & Johnson 3.40%, 01/15/2038	1,168,632
	Keurig Dr Pepper Inc
500,000	4.60%, 05/25/2028	600,119
1,000,000	5.09%, 05/25/2048	1,335,553
1,000,000	Kroger Co 2.20%, 05/01/2030	1,049,361
1,000,000	Magellan Health Inc 4.90%, 09/22/2024	1,029,210
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 357,000	McCormick & Co Inc 3.25%, 11/15/2025	$ 390,145
	Medtronic Inc
223,000	3.50%, 03/15/2025	251,188
72,000	4.63%, 03/15/2045	98,912
	Merck & Co Inc
1,000,000	3.40%, 03/07/2029	1,163,714
500,000	1.45%, 06/24/2030	506,944
500,000	Molson Coors Beverage Co 4.20%, 07/15/2046	527,970
1,000,000	Mondelez International Inc 1.88%, 10/15/2032	997,650
500,000	Moody's Corp 3.25%, 01/15/2028	565,584
500,000	Mylan NV 3.95%, 06/15/2026	561,713
1,000,000	Novartis Capital Corp 2.20%, 08/14/2030	1,071,807
	PepsiCo Inc
1,000,000	2.25%, 03/19/2025	1,070,623
1,000,000	3.45%, 10/06/2046	1,156,857
	Pfizer Inc
1,000,000	4.00%, 12/15/2036	1,222,871
1,000,000	2.55%, 05/28/2040	1,031,621
	Philip Morris International Inc
500,000	1.13%, 05/01/2023	507,641
500,000	4.13%, 03/04/2043	584,179
500,000	Procter & Gamble Co 2.45%, 03/25/2025	541,395
1,000,000	Regeneron Pharmaceuticals Inc 1.75%, 09/15/2030	973,636
1,000,000	Shire Acquisitions Investments Designated Activity Co 2.88%, 09/23/2023	1,061,434
1,000,000	Sysco Corp 3.25%, 07/15/2027	1,087,517
	Takeda Pharmaceutical Co Ltd
500,000	5.00%, 11/26/2028	620,366
1,000,000	2.05%, 03/31/2030	1,012,774
1,000,000	Unilever Capital Corp 3.50%, 03/22/2028	1,160,422
	UnitedHealth Group Inc
1,000,000	3.75%, 07/15/2025	1,141,132
500,000	3.50%, 08/15/2039	573,393
1,000,000	2.90%, 05/15/2050	1,042,158
1,000,000	Upjohn Inc(a) 3.85%, 06/22/2040	1,076,618
1,028,000	Zimmer Biomet Holdings Inc 4.25%, 08/15/2035	1,110,140

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,000,000	Zoetis Inc 2.00%, 05/15/2030	$ 1,029,240
		77,744,109
Energy — 2.30%
500,000	Baker Hughes a GE Co LLC / Baker Hughes Co-Obligor Inc 3.34%, 12/15/2027	531,078
1,000,000	BP Capital Markets America Inc 2.77%, 11/10/2050	914,375
1,000,000	BP Capital Markets PLC 3.81%, 02/10/2024	1,099,067
500,000	Canadian Natural Resources Ltd 2.95%, 01/15/2023	519,950
	Chevron Corp
500,000	3.19%, 06/24/2023	534,516
1,000,000	2.98%, 05/11/2040	1,077,551
1,000,000	Cimarex Energy Co 3.90%, 05/15/2027	1,007,362
	CNOOC Finance 2013 Ltd
500,000	3.00%, 05/09/2023	523,984
1,059,000	4.25%, 05/09/2043	1,293,680
1,000,000	ConocoPhillips 5.90%, 10/15/2032	1,365,788
700,000	Ecopetrol SA 4.13%, 01/16/2025	734,132
1,000,000	Energy Transfer Operating LP 5.15%, 03/15/2045	903,867
	Enterprise Products Operating LLC
1,000,000	2.80%, 01/31/2030	1,058,656
664,000	4.85%, 08/15/2042	751,155
200,000	EOG Resources Inc 2.63%, 03/15/2023	208,335
500,000	Equinor ASA 2.45%, 01/17/2023	522,834
	Exxon Mobil Corp
500,000	2.99%, 03/19/2025	547,584
1,500,000	3.45%, 04/15/2051	1,643,813
500,000	Halliburton Co 5.00%, 11/15/2045	511,835
1,000,000	Husky Energy Inc 4.00%, 04/15/2024	1,061,100
	Kinder Morgan Energy Partners LP
1,000,000	3.45%, 02/15/2023	1,050,442
500,000	4.70%, 11/01/2042	540,065
500,000	Kinder Morgan Inc 2.00%, 02/15/2031	480,199
500,000	Magellan Midstream Partners LP 4.85%, 02/01/2049	579,604
500,000	Marathon Petroleum Corp 4.75%, 09/15/2044	520,935
	MPLX LP
1,000,000	4.25%, 12/01/2027	1,123,648
Principal Amount		Fair Value
Energy — (continued)
$ 500,000	4.50%, 04/15/2038	$ 511,098
1,000,000	Noble Energy Inc 3.85%, 01/15/2028	1,135,007
500,000	Northwest Pipeline LLC 7.13%, 12/01/2025	632,306
500,000	Patterson-UTI Energy Inc 3.95%, 02/01/2028	386,255
500,000	Phillips 66 4.65%, 11/15/2034	596,646
	Plains All American Pipeline LP / PAA Finance Corp
1,000,000	3.60%, 11/01/2024	1,031,479
750,000	4.30%, 01/31/2043	634,428
1,000,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	1,084,886
	Shell International Finance BV
1,000,000	2.75%, 04/06/2030	1,092,751
500,000	4.13%, 05/11/2035	601,542
500,000	3.63%, 08/21/2042	545,446
1,000,000	Spectra Energy Partners LP 3.38%, 10/15/2026	1,099,547
500,000	Suncor Energy Inc 6.80%, 05/15/2038	653,161
1,000,000	Sunoco Logistics Partners Operations LP 4.65%, 02/15/2022	1,036,243
750,000	Total Capital International SA 2.88%, 02/17/2022	775,276
750,000	TransCanada PipeLines Ltd 3.75%, 10/16/2023	812,451
500,000	Valero Energy Corp 7.50%, 04/15/2032	677,945
1,000,000	Williams Cos Inc 3.75%, 06/15/2027	1,096,834
		35,508,856
Financial — 8.29%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
500,000	3.95%, 02/01/2022	506,188
1,000,000	3.88%, 01/23/2028	921,255
347,825	ALEX Alpha LLC 1.62%, 08/15/2024	355,113
500,000	Alexandria Real Estate Equities Inc REIT 1.88%, 02/01/2033	487,906
1,000,000	American Express Co 8.15%, 03/19/2038	1,600,443
500,000	American Express Credit Corp 3.30%, 05/03/2027	564,463
1,000,000	American International Group Inc 3.40%, 06/30/2030	1,103,101

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	American Tower Corp REIT 3.00%, 06/15/2023	$ 1,058,987
	Athene Global Funding(a)
1,000,000	2.95%, 11/12/2026	1,052,924
825,000	2.45%, 08/20/2027	847,097
476,000	AvalonBay Communities Inc REIT 2.95%, 05/11/2026	526,981
1,000,000	Banco Santander SA 3.85%, 04/12/2023	1,067,792
	Bank of America Corp
2,000,000	3.30%, 01/11/2023	2,123,380
1,000,000	3.46%, 03/15/2025(b) 3-mo. LIBOR + 0.97%	1,083,778
1,000,000	3.95%, 04/21/2025	1,110,441
2,000,000	2.50%, 02/13/2031(b) 3-mo. LIBOR + 0.99%	2,084,778
500,000	6.11%, 01/29/2037	705,429
1,000,000	2.68%, 06/19/2041(b) 1-yr. SOFR + 1.93%	1,019,919
1,000,000	5.88%, 02/07/2042	1,475,057
1,000,000	Bank of Montreal 3.30%, 02/05/2024	1,083,189
1,000,000	Bank of New York Mellon Corp 3.65%, 02/04/2024	1,097,263
1,150,000	Bank of Nova Scotia 3.40%, 02/11/2024	1,249,226
1,500,000	Barclays PLC 3.65%, 03/16/2025	1,617,875
	BlackRock Inc
1,000,000	3.20%, 03/15/2027	1,136,642
1,000,000	3.25%, 04/30/2029	1,155,438
500,000	Boston Properties LP REIT 3.20%, 01/15/2025	541,380
1,000,000	Brighthouse Financial Inc 4.70%, 06/22/2047	956,267
500,000	Brixmor Operating Partnership LP REIT 3.85%, 02/01/2025	535,297
1,000,000	Camden Property Trust REIT 2.80%, 05/15/2030	1,086,844
1,000,000	Canadian Imperial Bank of Commerce 2.25%, 01/28/2025	1,054,485
1,000,000	Capital One Financial Corp 3.30%, 10/30/2024	1,083,675
	Citigroup Inc
2,000,000	3.40%, 05/01/2026	2,222,941
2,250,000	4.45%, 09/29/2027	2,606,225
500,000	6.63%, 01/15/2028(c)	650,605
1,000,000	3.52%, 10/27/2028(b) 3-mo. LIBOR + 1.15%	1,111,124
1,000,000	Commonwealth Bank of Australia(a) 3.35%, 06/04/2024	1,093,730
500,000	Credit Suisse AG 3.63%, 09/09/2024	553,415
1,000,000	Credit Suisse Group Funding Guernsey Ltd 3.75%, 03/26/2025	1,107,890
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Crown Castle International Corp REIT 2.25%, 01/15/2031	$ 1,007,368
1,000,000	Essex Portfolio LP REIT(c) 1.65%, 01/15/2031	973,615
1,000,000	Fidelity National Financial Inc 2.45%, 03/15/2031	990,962
1,000,000	Fifth Third Bancorp 3.50%, 03/15/2022	1,041,414
1,000,000	GE Capital International Funding Co Unlimited Co 3.37%, 11/15/2025	1,066,436
	Goldman Sachs Group Inc
2,000,000	3.00%, 04/26/2022	2,028,841
1,000,000	3.80%, 03/15/2030	1,158,306
1,100,000	6.75%, 10/01/2037	1,591,652
1,000,000	6.25%, 02/01/2041	1,492,753
1,000,000	Healthcare Trust of America Holdings LP REIT 3.75%, 07/01/2027	1,111,873
	HSBC Holdings PLC
1,000,000	4.25%, 03/14/2024	1,072,594
1,500,000	3.90%, 05/25/2026	1,657,600
750,000	6.50%, 09/15/2037	1,017,065
1,000,000	Hudson Pacific Properties LP REIT 3.95%, 11/01/2027	1,075,201
1,000,000	ING Groep NV(a) 1.40%, 07/01/2026	1,011,184
1,000,000	Intercontinental Exchange Inc 3.10%, 09/15/2027	1,099,155
1,000,000	Invesco Finance PLC 3.75%, 01/15/2026	1,123,840
	JPMorgan Chase & Co
2,600,000	3.88%, 09/10/2024	2,875,827
1,000,000	2.08%, 04/22/2026(b) 1-yr. SOFR + 1.85%	1,044,437
2,000,000	3.63%, 12/01/2027	2,237,619
1,000,000	3.88%, 07/24/2038(b) 3-mo. LIBOR + 1.36%	1,177,181
1,000,000	5.50%, 10/15/2040	1,430,675
500,000	Kimco Realty Corp REIT 2.70%, 03/01/2024	523,504
	Kreditanstalt fuer Wiederaufbau
4,000,000	2.00%, 10/04/2022	4,140,597
1,000,000	0.75%, 09/30/2030	992,047
1,000,000	Life Storage LP REIT 4.00%, 06/15/2029	1,135,009
2,000,000	Lloyds Banking Group PLC 3.75%, 01/11/2027	2,224,795
1,000,000	Markel Corp 3.63%, 03/30/2023	1,060,580
500,000	Marsh & McLennan Cos Inc 4.38%, 03/15/2029	606,953
500,000	Mastercard Inc 3.30%, 03/26/2027	571,584
1,000,000	Metropolitan Life Global Funding I(a) 0.95%, 07/02/2025	1,008,889

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,500,000	Mitsubishi UFJ Financial Group Inc 3.46%, 03/02/2023	$ 1,596,843
	Mizuho Financial Group Inc
1,000,000	2.95%, 02/28/2022	1,033,452
1,000,000	1.98%, 09/08/2031(b) 3-mo. LIBOR + 1.27%	989,456
	Morgan Stanley
1,000,000	3.70%, 10/23/2024	1,108,351
574,000	3.13%, 07/27/2026	633,654
2,500,000	4.35%, 09/08/2026	2,889,627
1,000,000	4.30%, 01/27/2045	1,267,183
1,000,000	MUFG Union Bank NA 3.15%, 04/01/2022	1,037,854
1,500,000	Natwest Group PLC 3.88%, 09/12/2023	1,610,940
1,000,000	Northwestern Mutual Life Insurance Co(a) 3.85%, 09/30/2047	1,127,349
1,000,000	Oesterreichische Kontrollbank AG 0.38%, 09/17/2025	995,569
1,000,000	PNC Bank NA 2.70%, 11/01/2022	1,044,620
1,000,000	Principal Life Global Funding II(a) 1.25%, 06/23/2025	1,017,118
500,000	Protective Life Corp 8.45%, 10/15/2039	783,828
1,000,000	Prudential Financial Inc 3.00%, 03/10/2040	1,070,584
500,000	Realty Income Corp REIT 3.65%, 01/15/2028	564,990
500,000	Royal Bank of Canada 2.75%, 02/01/2022	516,410
1,000,000	Simon Property Group LP REIT 2.45%, 09/13/2029	990,160
1,000,000	State Street Corp 3.10%, 05/15/2023	1,065,922
	Sumitomo Mitsui Financial Group Inc
1,000,000	3.10%, 01/17/2023	1,055,713
1,000,000	1.47%, 07/08/2025	1,018,169
1,000,000	2.72%, 09/27/2029	1,060,675
250,000	Susa Partnership LP 7.50%, 12/01/2027	304,343
1,000,000	Svenska Handelsbanken AB(a) 0.63%, 06/30/2023	1,004,559
2,000,000	Synchrony Bank 3.00%, 06/15/2022	2,065,091
	Toronto-Dominion Bank
1,000,000	3.25%, 03/11/2024	1,083,587
700,000	1.15%, 06/12/2025	711,212
500,000	Travelers Cos Inc 6.25%, 06/15/2037	755,479
1,000,000	Truist Bank 3.20%, 04/01/2024	1,084,399
1,000,000	Truist Financial Corp(c) 1.95%, 06/05/2030	1,027,694
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	US Bancorp 3.10%, 04/27/2026	$ 1,110,705
500,000	US Bank NA 1.95%, 01/09/2023	517,042
500,000	Ventas Realty LP REIT 3.25%, 10/15/2026	530,655
500,000	VEREIT Operating Partnership LP REIT 3.95%, 08/15/2027	532,265
1,000,000	Visa Inc 3.15%, 12/14/2025	1,118,600
	Wells Fargo & Co
1,500,000	3.55%, 09/29/2025	1,667,820
2,500,000	3.00%, 04/22/2026	2,719,184
750,000	4.30%, 07/22/2027	857,590
500,000	5.38%, 02/07/2035	683,585
1,000,000	4.40%, 06/14/2046	1,188,931
500,000	Welltower Inc REIT 4.00%, 06/01/2025	558,833
1,000,000	Westpac Banking Corp 2.89%, 02/04/2030	1,036,160
		128,224,300
Industrial — 2.52%
500,000	3M Co 2.00%, 02/14/2025	530,459
1,000,000	Arrow Electronics Inc 3.25%, 09/08/2024	1,079,629
	Boeing Co
2,000,000	2.95%, 02/01/2030(c)	1,934,117
1,000,000	5.71%, 05/01/2040	1,167,270
213,329	Burlington Northern & Santa Fe Railway Co Pass Through Trust Series 2005-4 4.97%, 04/01/2023	222,671
500,000	Burlington Northern Santa Fe LLC 5.15%, 09/01/2043	687,309
1,000,000	Canadian National Railway Co 3.50%, 11/15/2042	1,122,848
500,000	Carrier Global Corp(a) 3.38%, 04/05/2040	521,849
1,000,000	Caterpillar Financial Services Corp 2.15%, 11/08/2024	1,064,142
1,000,000	Caterpillar Inc 5.20%, 05/27/2041	1,402,596
1,062,000	CNH Industrial Capital LLC 3.88%, 10/15/2021	1,090,880
	CSX Corp
250,000	4.25%, 03/15/2029	301,010
750,000	4.75%, 05/30/2042	959,365
1,000,000	FedEx Corp 4.10%, 02/01/2045	1,141,946
500,000	General Dynamics Corp 4.25%, 04/01/2040	627,957
1,000,000	General Electric Co 4.13%, 10/09/2042	1,011,884

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 500,000	Holcim Capital Corp Ltd(a) 6.50%, 09/12/2043	$ 688,386
500,000	Honeywell International Inc 2.70%, 08/15/2029	552,830
1,000,000	JB Hunt Transport Services Inc 3.88%, 03/01/2026	1,154,698
1,000,000	John Deere Capital Corp 1.75%, 03/09/2027	1,044,718
1,000,000	Johnson Controls Inc 3.63%, 07/02/2024	991,898
1,000,000	Lockheed Martin Corp 4.09%, 09/15/2052	1,284,457
1,000,000	Molex Electronic Technologies LLC(a) 3.90%, 04/15/2025	1,039,208
1,000,000	Norfolk Southern Corp 3.05%, 05/15/2050	1,063,790
500,000	Northrop Grumman Corp 3.25%, 01/15/2028	561,509
500,000	Otis Worldwide Corp 2.29%, 04/05/2027	531,542
500,000	Packaging Corp of America 4.50%, 11/01/2023	552,964
500,000	Parker-Hannifin Corp 4.20%, 11/21/2034	610,272
	Raytheon Technologies Corp
1,000,000	3.20%, 03/15/2024(a)	1,073,306
1,000,000	3.75%, 11/01/2046	1,142,922
1,000,000	4.35%, 04/15/2047(a)	1,247,983
1,000,000	Rockwell Automation Inc 2.88%, 03/01/2025	1,090,106
350,000	Roper Technologies Inc 1.00%, 09/15/2025	350,879
615,000	Ryder System Inc 2.80%, 03/01/2022	633,356
500,000	Siemens Financieringsmaatschappij NV(a) 4.40%, 05/27/2045	653,499
1,000,000	Smiths Group PLC(a) 3.63%, 10/12/2022	1,042,038
1,000,000	Stanley Black & Decker Inc 2.30%, 03/15/2030	1,070,194
1,000,000	Textron Inc 3.90%, 09/17/2029	1,121,197
1,000,000	Trimble Inc 4.15%, 06/15/2023	1,077,602
	Union Pacific Corp
500,000	3.60%, 09/15/2037	576,664
500,000	3.80%, 10/01/2051	594,067
	Union Pacific Railroad Co Pass Through Trust
	Series 2006
496,897	5.87%, 07/02/2030	587,614
	Series 2007-3
220,666	6.18%, 01/02/2031	269,865
500,000	United Parcel Service Inc 2.40%, 11/15/2026	546,731
500,000	Vulcan Materials Co 3.90%, 04/01/2027	567,365
Principal Amount		Fair Value
Industrial — (continued)
$ 250,000	WRKCo Inc 3.90%, 06/01/2028	$ 285,720
		38,873,312
Technology — 2.17%
1,000,000	Activision Blizzard Inc 1.35%, 09/15/2030	974,328
1,000,000	Adobe Inc 2.30%, 02/01/2030	1,078,396
	Apple Inc
500,000	1.80%, 09/11/2024	523,185
1,000,000	2.75%, 01/13/2025	1,085,459
1,500,000	3.00%, 11/13/2027	1,694,682
1,000,000	3.85%, 05/04/2043	1,244,898
1,000,000	2.40%, 08/20/2050	1,001,120
1,000,000	Applied Materials Inc 3.30%, 04/01/2027	1,136,191
2,000,000	Broadcom Corp / Broadcom Cayman Finance Ltd 3.13%, 01/15/2025	2,133,150
1,000,000	Broadcom Inc 4.15%, 11/15/2030	1,122,686
1,000,000	Dell International LLC / EMC Corp(a) 4.00%, 07/15/2024	1,080,432
1,000,000	Fidelity National Information Services Inc 4.25%, 05/15/2028	1,197,990
1,000,000	Fiserv Inc 4.20%, 10/01/2028	1,184,280
	Hewlett Packard Enterprise Co
500,000	4.40%, 10/15/2022	534,274
500,000	1.45%, 04/01/2024	506,357
	Intel Corp
1,000,000	3.40%, 03/25/2025	1,120,203
1,000,000	4.10%, 05/19/2046	1,245,466
	International Business Machines Corp
1,000,000	3.00%, 05/15/2024	1,083,322
1,000,000	4.00%, 06/20/2042	1,197,035
1,000,000	Intuit Inc 1.65%, 07/15/2030	1,017,121
	Microsoft Corp
2,500,000	3.45%, 08/08/2036	3,023,107
1,000,000	4.45%, 11/03/2045	1,406,689
	Oracle Corp
2,000,000	3.40%, 07/08/2024	2,188,547
800,000	2.50%, 04/01/2025	857,239
1,500,000	3.85%, 07/15/2036	1,769,614
1,000,000	QUALCOMM Inc 3.25%, 05/20/2050	1,108,968

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 1,000,000	Texas Instruments Inc 1.75%, 05/04/2030	$ 1,030,748
		33,545,487
Utilities — 2.17%
1,000,000	AEP Texas Inc 2.10%, 07/01/2030	1,026,570
1,000,000	American Water Capital Corp 3.75%, 09/01/2047	1,178,319
1,000,000	Appalachian Power Co 3.70%, 05/01/2050	1,135,618
	Baltimore Gas & Electric Co
1,000,000	4.25%, 09/15/2048	1,268,449
1,000,000	2.90%, 06/15/2050	1,021,711
500,000	Berkshire Hathaway Energy Co(a) 3.70%, 07/15/2030	587,088
1,000,000	Black Hills Corp 3.88%, 10/15/2049	1,110,138
500,000	Boston Gas Co(a) 3.15%, 08/01/2027	553,886
1,000,000	Consolidated Edison Co of New York Inc 3.13%, 11/15/2027	1,114,961
500,000	Dominion Energy Inc 3.38%, 04/01/2030	563,223
1,000,000	DTE Electric Co 3.75%, 08/15/2047	1,191,813
1,000,000	DTE Energy Co 2.60%, 06/15/2022	1,032,796
1,000,000	Duke Energy Carolinas LLC 2.45%, 02/01/2030	1,080,736
250,000	Duke Energy Corp 3.75%, 09/01/2046	284,513
	Duke Energy Florida LLC
1,000,000	1.75%, 06/15/2030	1,017,941
1,000,000	5.65%, 04/01/2040	1,447,314
656,234	Elm Road Generating Station Supercritical LLC(a) 4.67%, 01/19/2031	710,582
1,000,000	Entergy Corp 0.90%, 09/15/2025	998,612
1,000,000	Entergy Louisiana LLC 3.30%, 12/01/2022	1,051,587
1,000,000	Eversource Energy 3.45%, 01/15/2050	1,113,063
1,000,000	Exelon Generation Co LLC 3.25%, 06/01/2025	1,093,018
1,000,000	FirstEnergy Corp 2.65%, 03/01/2030	1,018,073
500,000	Florida Power & Light Co 3.15%, 10/01/2049	561,688
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	665,926
500,000	Louisville Gas & Electric Co 5.13%, 11/15/2040	654,094
1,000,000	NextEra Energy Capital Holdings Inc 2.75%, 05/01/2025	1,080,173
Principal Amount		Fair Value
Utilities — (continued)
$ 1,000,000	NiSource Inc 2.95%, 09/01/2029	$ 1,084,417
1,000,000	Northern States Power Co 4.00%, 08/15/2045	1,250,530
500,000	PacifiCorp 4.15%, 02/15/2050	624,898
1,000,000	Public Service Electric & Gas Co 4.05%, 05/01/2045	1,187,793
1,000,000	Public Service Enterprise Group Inc 2.88%, 06/15/2024	1,069,840
1,000,000	Southern California Edison Co 3.40%, 06/01/2023	1,063,467
	Southern Co
500,000	3.70%, 04/30/2030	570,410
500,000	4.40%, 07/01/2046	591,762
500,000	Union Electric Co 8.45%, 03/15/2039	849,303
500,000	Virginia Electric & Power Co 3.80%, 09/15/2047	605,343
		33,459,655
TOTAL CORPORATE BONDS AND NOTES — 27.51% (Cost $392,922,484)		$425,232,186
FOREIGN GOVERNMENT BONDS AND NOTES
1,000,000	African Development Bank 2.13%, 11/16/2022	1,039,388
	Asian Development Bank
1,000,000	0.63%, 04/07/2022	1,005,910
1,000,000	2.63%, 01/30/2024	1,076,401
1,500,000	5.82%, 06/16/2028	2,046,413
500,000	Chile Government International Bond 3.50%, 01/25/2050	570,000
	Colombia Government International Bond
500,000	4.50%, 03/15/2029	560,990
1,000,000	5.00%, 06/15/2045	1,165,000
	European Investment Bank
2,500,000	2.63%, 03/15/2024	2,699,914
2,000,000	0.63%, 07/25/2025	2,018,458
1,000,000	Export Development Canada 2.63%, 02/21/2024	1,076,784
1,000,000	Export-Import Bank of Korea 2.63%, 05/26/2026	1,092,645
1,000,000	Indonesia Government International Bond 3.50%, 01/11/2028	1,092,827
	Inter-American Development Bank
3,500,000	1.75%, 04/14/2022	3,580,920
1,000,000	0.63%, 07/15/2025	1,008,900

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	International Bank for Reconstruction & Development
$ 2,500,000	1.63%, 02/10/2022(c)	$ 2,547,325
1,500,000	7.63%, 01/19/2023(c)	1,751,332
1,000,000	0.63%, 04/22/2025	1,009,020
500,000	0.75%, 08/26/2030(c)	494,906
400,000	International Finance Corp 0.38%, 07/16/2025	399,436
1,000,000	Israel Government AID Bond 5.50%, 12/04/2023	1,158,641
1,000,000	Israel Government International Bond 3.25%, 01/17/2028	1,139,148
2,500,000	Japan Bank for International Cooperation 2.25%, 11/04/2026	2,721,009
	Mexico Government International Bond
500,000	3.60%, 01/30/2025	537,830
1,000,000	4.75%, 04/27/2032	1,130,000
1,750,000	4.60%, 01/23/2046	1,875,598
	Panama Government International Bond
1,000,000	3.16%, 01/23/2030	1,087,500
1,000,000	2.25%, 09/29/2032	1,010,000
1,000,000	Panama Notas del Tesoro(a) 3.75%, 04/17/2026	1,068,300
	Peruvian Government International Bond
800,000	4.13%, 08/25/2027	933,000
1,000,000	2.84%, 06/20/2030	1,087,500
	Philippine Government International Bond
1,000,000	5.50%, 03/30/2026	1,236,442
500,000	2.95%, 05/05/2045	528,734
1,000,000	Province of Alberta Canada(a)(c) 2.05%, 08/17/2026	1,071,836
2,000,000	Province of Manitoba Canada 2.13%, 06/22/2026	2,154,309
1,500,000	Province of Ontario Canada 3.20%, 05/16/2024	1,647,495
	Province of Quebec Canada
1,000,000	2.75%, 04/12/2027	1,119,716
1,000,000	1.35%, 05/28/2030(c)	1,025,497
500,000	Republic of Italy Government International Bond 2.38%, 10/17/2024	520,028
1,000,000	Republic of Poland Government International Bond 3.25%, 04/06/2026	1,127,600
600,000	Republic of South Africa Government International Bond 4.30%, 10/12/2028	558,864
1,000,000	Svensk Exportkredit AB 0.63%, 05/14/2025	1,004,050
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Uruguay Government International Bond
$ 500,000	4.38%, 01/23/2031	$ 594,375
500,000	4.98%, 04/20/2055	665,000
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.44% (Cost $50,329,357)		$53,239,041
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.26%
	BANK
	Series 2017-BNK7 Class A5
500,000	3.44%, 09/15/2060	566,839
	Series 2018-BN10 Class A5
300,000	3.69%, 02/15/2061	344,047
1,000,000	CFCRE Commercial Mortgage Trust Series 2017-C8 Class A4 3.57%, 06/15/2050	1,114,196
3,500,000	Citigroup Commercial Mortgage Trust Series 2015-GC31 Class A4 3.76%, 06/10/2048	3,905,212
1,086,172	COMM Mortgage Trust Series 2013-CR8 Class A4 3.33%, 06/10/2046	1,135,323
1,000,000	GS Mortgage Securities Trust Series 2019-GC42 Class A4 3.00%, 09/01/2052	1,116,299
870,354	JP Morgan Chase Commercial Mortgage Securities Trust (d) Series 2013-C13 Class A4 3.99%, 01/15/2046	934,484
2,500,000	JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class A4 4.00%, 04/15/2047	2,733,577
	Wells Fargo Commercial Mortgage Trust
	Series 2015-LC22 Class A4
3,900,000	3.84%, 09/15/2058	4,373,231
	Series 2016-BNK1 Class ASB
500,000	2.51%, 08/15/2049	523,681
	Series 2020-C55 Class A5
2,000,000	2.73%, 02/15/2053	2,193,531
499,797	WFRBS Commercial Mortgage Trust Series 2014-C21 Class A4 3.41%, 08/15/2047	536,460
		19,476,880

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — 27.47%
	Federal Home Loan Mortgage Corp
$ 384,583	4.00%, 05/01/2026	$ 408,889
110,175	3.50%, 08/01/2026	116,636
817,863	3.00%, 01/01/2027	859,974
6,175	7.50%, 05/01/2027	6,953
653,571	2.50%, 11/01/2028	691,786
1,228,874	3.00%, 02/01/2029	1,310,016
11,585	6.50%, 04/01/2029	12,961
1,406,933	2.50%, 02/01/2030	1,491,956
1,569	7.50%, 08/01/2030	1,882
2,952,870	2.50%, 12/01/2031	3,091,487
466,080	2.50%, 02/01/2032	495,399
327,319	3.50%, 04/01/2032	353,747
84,391	6.50%, 11/01/2032	94,416
784,123	2.50%, 12/01/2032	819,761
343,641	3.50%, 05/01/2033	365,165
377,447	3.50%, 06/01/2033	408,070
696,863	4.00%, 07/01/2033	750,093
493,821	3.50%, 03/01/2034	522,281
555,152	4.00%, 06/01/2034	605,477
836,707	3.50%, 09/01/2034	884,878
837,009	2.00%, 10/01/2034	869,992
1,041,307	2.50%, 02/01/2035	1,087,691
674,686	2.50%, 03/01/2035	704,772
1,569,714	2.00%, 07/01/2035	1,632,002
965,408	3.00%, 07/01/2035	1,014,817
19,193	6.00%, 03/01/2036	22,754
15,775	6.00%, 04/01/2036	18,650
77,262	5.00%, 06/01/2036	88,915
1,420,182	3.00%, 09/01/2036	1,495,794
347,640	6.50%, 10/01/2036	401,952
141,497	5.50%, 10/01/2037	164,679
14,044	5.50%, 11/01/2037	15,685
24,811	5.50%, 12/01/2037	27,520
451,606	3.50%, 10/01/2038	478,152
139,274	5.00%, 12/01/2039	160,483
348,944	5.00%, 02/01/2040	402,167
270,335	5.00%, 05/01/2040	311,562
491,483	2.50%, 07/01/2040	515,890
495,572	2.00%, 08/01/2040	512,394
594,032	2.50%, 08/01/2040	623,531
156,077	5.00%, 08/01/2040	179,876
662,398	4.00%, 01/01/2041	727,205
1,288,881	4.00%, 02/01/2041	1,428,640
229,872	4.00%, 04/01/2041	253,625
376,045	4.00%, 03/01/2042	413,488
346,731	3.50%, 08/01/2042	375,368
659,309	3.50%, 11/01/2042	715,164
535,753	3.50%, 05/01/2043	585,349
864,188	4.00%, 11/01/2043	960,128
365,814	4.50%, 11/01/2043	410,193
677,639	4.00%, 01/01/2044	748,164
1,504,678	4.50%, 10/01/2044	1,645,589
1,576,054	3.50%, 11/01/2044	1,715,517
2,323,354	3.00%, 04/01/2045	2,452,587
1,171,511	3.00%, 08/01/2045	1,255,208
977,974	3.50%, 10/01/2045	1,048,140
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,646,171	3.50%, 04/01/2046	$ 1,751,854
2,914,572	3.00%, 11/01/2046	3,085,411
2	3.00%, 12/01/2046	2,509,142
5,842,086	3.00%, 02/01/2047	6,127,570
910,548	2.50%, 03/01/2047	969,865
1,503,331	3.50%, 11/01/2047	1,590,141
2,375,768	3.50%, 08/01/2048	2,594,143
1,179,285	4.00%, 09/01/2048	1,257,020
1,247,839	4.00%, 01/01/2049	1,329,957
3,062,445	3.50%, 05/01/2049	3,376,133
1,358,205	4.00%, 05/01/2049	1,447,374
815,221	3.50%, 06/01/2049	860,100
2,092,396	3.50%, 07/01/2049	2,204,160
1,206,922	3.50%, 08/01/2049	1,271,153
729,814	4.50%, 08/01/2049	810,106
1,335,638	3.00%, 09/01/2049	1,399,704
1,964,647	3.50%, 09/01/2049	2,069,616
1,695,348	4.00%, 09/01/2049	1,806,837
1,937,913	4.50%, 09/01/2049	2,096,359
1,075,206	2.50%, 10/01/2049	1,128,599
7,574,871	3.00%, 10/01/2049	7,941,591
260,970	3.50%, 10/01/2049	274,997
641,612	4.00%, 10/01/2049	683,806
2,798,153	4.50%, 11/01/2049	3,074,091
4,715,613	3.50%, 12/01/2049	5,041,373
3,243,868	3.00%, 02/01/2050	3,449,504
3,765,554	4.00%, 02/01/2050	4,035,151
729,829	5.00%, 03/01/2050	798,955
3,190,218	2.50%, 05/01/2050	3,348,641
1,569,816	4.00%, 05/01/2050	1,727,984
4,181,462	2.50%, 07/01/2050	4,389,109
1,983,282	2.00%, 08/01/2050	2,050,604
3,246,022	2.00%, 09/01/2050	3,356,207
2,000,000	2.50%, 09/01/2050	2,099,318
998,693	3.00%, 09/01/2050	1,055,783
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K052 Class A2
1,000,000	3.15%, 11/25/2025	1,113,383
	Series K061 Class A2
1,882,000	3.35%, 11/25/2026(d)	2,155,394
	Series K067 Class A2
1,100,000	3.19%, 07/25/2027	1,253,801
	Series K095 Class A2
2,500,000	2.79%, 06/25/2029	2,826,447
	Series K100 Class A2
507,000	2.67%, 09/25/2029	571,556
	Series K104 Class A2
300,000	2.25%, 01/25/2030	328,131
	Series K727 Class A2
2,000,000	2.95%, 07/25/2024	2,161,132
	Series K729 Class AM
2,000,000	3.20%, 11/25/2024	2,184,869
	Federal National Mortgage Association
3,303	8.00%, 11/01/2022	3,340
299,252	3.50%, 02/01/2026	316,642

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,522,281	2.50%, 06/01/2028	$ 1,593,025
36,809	6.00%, 01/01/2029	42,953
466,019	3.00%, 03/01/2029	496,513
390,361	3.50%, 04/01/2029	424,913
240,394	3.50%, 09/01/2029	259,553
638,955	3.50%, 08/01/2030	675,810
274,887	4.00%, 09/01/2030	295,642
886,908	3.00%, 10/01/2030	946,589
86,946	8.00%, 10/01/2030	101,160
725,784	3.50%, 01/01/2031	771,275
1,204,392	3.00%, 02/01/2031	1,287,271
401,823	4.50%, 08/01/2031	443,297
2,350,363	2.50%, 09/01/2031	2,455,632
526,643	2.00%, 10/01/2031	549,880
254,699	3.50%, 01/01/2032	270,772
229,718	3.50%, 02/01/2032	243,074
62,667	6.50%, 06/01/2032	72,083
840,494	3.00%, 08/01/2032	882,478
87,615	6.50%, 08/01/2032	101,027
2,945,604	3.00%, 10/01/2032	3,089,579
450,042	3.00%, 11/01/2032	477,073
797,455	2.50%, 01/01/2033	834,119
884,560	3.00%, 02/01/2033	937,550
252,544	5.50%, 03/01/2033	292,541
41,102	5.00%, 09/01/2033	46,624
40,898	5.50%, 01/01/2034	46,666
307,545	4.00%, 02/01/2034	335,348
800,326	3.50%, 03/01/2034	845,621
183,273	5.50%, 03/01/2034	215,168
174,837	5.50%, 05/01/2034	206,014
672,633	2.50%, 09/01/2034	702,262
855,693	3.00%, 01/01/2035	897,705
47,402	5.50%, 02/01/2035	56,143
619,528	3.00%, 03/01/2035	651,864
914,856	3.00%, 04/01/2035	961,041
330,838	3.00%, 05/01/2035	348,955
530,219	5.00%, 05/01/2035	609,426
1,719,893	2.50%, 06/01/2035	1,802,332
2,690,222	2.00%, 07/01/2035	2,796,785
10,274	5.00%, 07/01/2035	11,796
103,964	5.00%, 09/01/2035	118,664
500,000	1.50%, 10/01/2035	511,695
114,054	5.00%, 10/01/2035	131,270
74,432	6.00%, 10/01/2035	87,988
93,651	5.50%, 11/01/2035	110,584
790,464	3.50%, 04/01/2036	853,958
73,439	6.00%, 04/01/2036	84,741
362,216	6.00%, 06/01/2036	429,295
10,386	6.50%, 08/01/2036	12,177
95,294	5.50%, 10/01/2036	112,238
62,897	5.50%, 11/01/2036	73,117
603,282	6.00%, 12/01/2036	709,186
1,607,298	3.00%, 01/01/2037	1,706,634
51,580	5.00%, 07/01/2037	59,269
285,327	5.50%, 08/01/2037	335,756
451,005	5.50%, 01/01/2038	520,809
205,706	6.00%, 03/01/2038	242,601
107,610	5.50%, 07/01/2038	124,977
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 148,092	2.50%, 05/01/2039	$ 155,484
65,326	6.00%, 05/01/2039	77,018
545,015	4.50%, 08/01/2039	612,804
577,904	5.00%, 08/01/2039	665,832
457,774	5.00%, 12/01/2039	528,375
267,262	4.50%, 03/01/2040	300,809
854,233	2.50%, 05/01/2040	896,653
372,714	5.00%, 06/01/2040	429,405
315,828	4.50%, 08/01/2040	353,989
610,210	4.50%, 09/01/2040	686,593
169,251	4.50%, 11/01/2040	190,556
240,973	5.00%, 11/01/2040	277,530
2,819,897	4.00%, 02/01/2041	3,110,387
1,196,904	4.50%, 03/01/2041	1,344,214
1,077,864	5.00%, 05/01/2041	1,232,597
320,403	4.50%, 10/01/2041	360,329
1,105,356	3.50%, 12/01/2041	1,195,034
1,084,139	4.00%, 01/01/2042	1,195,020
2,445,490	3.00%, 09/01/2042	2,603,664
2,358,664	3.00%, 12/01/2042	2,511,435
1,385,413	3.00%, 02/01/2043	1,486,179
1,100,130	3.00%, 03/01/2043	1,170,443
715,990	3.00%, 04/01/2043	766,864
1,685,692	3.50%, 04/01/2043	1,783,376
2,408,719	3.50%, 05/01/2043	2,642,687
299,496	4.00%, 07/01/2043	333,115
1,257,986	3.00%, 08/01/2043	1,340,158
739,166	3.50%, 08/01/2043	806,859
319,826	4.00%, 09/01/2043	354,766
808,727	4.00%, 12/01/2043	881,569
824,361	3.50%, 08/01/2044	908,571
1,267,620	4.00%, 08/01/2044	1,426,478
335,506	4.00%, 12/01/2044	367,843
391,443	4.00%, 06/01/2045	428,585
2,719,577	2.50%, 07/01/2045	2,854,628
1,138,444	3.50%, 11/01/2045	1,225,545
4,171,606	3.50%, 12/01/2045	4,461,557
1,748,792	3.50%, 01/01/2046	1,860,467
3,396,071	3.50%, 02/01/2046	3,617,844
1,584,984	3.50%, 03/01/2046	1,687,872
2,898,362	3.00%, 06/01/2046	3,052,839
5,302,090	3.50%, 07/01/2046	5,642,751
818,118	2.50%, 10/01/2046	869,805
3,305,552	3.00%, 10/01/2046	3,516,019
2,217,599	4.00%, 10/01/2046	2,404,940
2,623,956	3.00%, 12/01/2046	2,759,500
833,313	3.50%, 12/01/2046	887,882
854,620	4.00%, 03/01/2047	921,626
2,052,933	4.00%, 06/01/2047	2,206,672
810,878	4.50%, 06/01/2047	883,352
840,511	4.00%, 07/01/2047	898,828
1,933,050	4.00%, 08/01/2047	2,070,251
885,575	3.00%, 09/01/2047	928,225
2,521,970	4.00%, 10/01/2047	2,701,339
1,087,340	3.50%, 12/01/2047	1,151,100
685,647	4.00%, 08/01/2048	730,388
1,052,890	4.00%, 03/01/2049	1,122,847
697,961	3.00%, 06/01/2049	730,810

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 789,552	4.00%, 07/01/2049	$ 857,487
3,693,838	4.50%, 07/01/2049	3,995,150
4,496,220	4.00%, 08/01/2049	4,794,843
2,210,282	3.00%, 09/01/2049	2,322,568
623,853	2.50%, 10/01/2049	654,833
2,018,494	4.50%, 10/01/2049	2,212,472
809,923	2.50%, 11/01/2049	850,143
2,244,434	3.00%, 11/01/2049	2,350,066
3,592,392	3.50%, 11/01/2049	3,841,797
7,741,887	3.00%, 12/01/2049	8,138,702
1,929,194	3.50%, 12/01/2049	2,077,585
2,688,526	3.00%, 01/01/2050	2,815,395
2,164,148	2.50%, 03/01/2050	2,271,617
2,632,143	3.00%, 03/01/2050	2,759,702
1,425,702	3.00%, 04/01/2050	1,494,973
2,675,627	2.50%, 05/01/2050	2,808,496
3,380,665	3.50%, 05/01/2050	3,569,428
1,833,631	2.00%, 06/01/2050	1,899,558
958,797	4.00%, 06/01/2050	1,042,078
3,493,005	2.00%, 08/01/2050	3,611,573
4,209,912	2.50%, 08/01/2050	4,418,972
7,723,478	2.50%, 09/01/2050	8,107,018
1,172,000	Federal National Mortgage Association Alternative Credit Enhancement Security(d) Series 2017-M4 Class A2 2.67%, 12/25/2026	1,275,616
	Government National Mortgage Association
4,352	7.00%, 07/15/2025	4,674
3,340	7.50%, 12/15/2025	3,395
77,336	3.50%, 02/15/2026	81,725
764,201	2.50%, 04/15/2027	798,087
511,556	3.00%, 06/20/2027	536,169
174,586	5.00%, 11/15/2033	199,788
31,427	5.50%, 12/15/2035	36,760
41,405	5.00%, 12/20/2035	47,280
78,925	6.00%, 01/20/2036	90,751
97,390	5.50%, 02/20/2036	115,524
572,602	5.00%, 06/15/2039	651,588
344,309	4.50%, 01/20/2040	382,371
204,624	4.00%, 05/20/2040	225,193
173,488	4.50%, 07/20/2040	192,591
163,881	4.50%, 09/20/2040	181,879
614,294	4.00%, 10/15/2040	666,038
349,492	4.00%, 09/15/2041	380,820
63,506	4.50%, 12/20/2041	71,788
937,186	3.50%, 06/20/2042	1,017,198
1,066,158	3.50%, 08/15/2042	1,125,598
1,194,324	2.50%, 12/20/2042	1,261,725
376,865	3.00%, 02/15/2043	393,272
1,474,977	3.50%, 02/20/2043	1,615,472
4,622,543	3.50%, 06/20/2044	5,009,498
1,714,904	3.50%, 10/20/2044	1,851,528
1,261,340	4.50%, 11/20/2044	1,401,234
2,244,445	3.00%, 01/20/2046	2,366,171
1,380,145	3.50%, 02/20/2046	1,484,018
423,524	4.00%, 03/20/2046	456,415
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 3,076,542	3.00%, 04/20/2046	$ 3,256,846
958,473	3.50%, 04/20/2046	1,025,415
1,181,963	3.50%, 05/20/2046	1,261,798
4,545,612	3.00%, 08/20/2046	4,810,681
5,068,864	3.00%, 09/20/2046	5,370,059
818,206	3.50%, 09/20/2046	875,060
1,525,769	3.50%, 10/20/2046	1,631,968
6,986,138	3.00%, 12/20/2046	7,387,967
7,706,049	3.00%, 01/20/2047	8,114,258
1,415,639	3.50%, 04/20/2047	1,509,820
1,130,203	3.50%, 07/20/2047	1,200,470
2,985,225	3.50%, 08/20/2047	3,185,923
1,010,200	4.50%, 11/15/2047	1,111,697
2,546,518	4.00%, 01/20/2048	2,728,243
295,912	4.50%, 02/20/2048	320,454
674,913	4.00%, 03/20/2048	721,350
605,494	4.50%, 08/20/2048	652,376
621,828	5.00%, 11/20/2048	677,178
6,168,465	4.00%, 05/20/2049	6,622,811
3,422,245	4.50%, 06/20/2049	3,665,126
921,681	2.50%, 08/20/2049	967,368
324,754	4.50%, 09/20/2049	348,006
624,796	5.00%, 11/20/2049	678,999
3,569,685	3.50%, 12/20/2049	3,752,787
3,254,041	4.00%, 01/20/2050	3,453,481
1,451,569	2.50%, 02/20/2050	1,524,449
2,160,482	3.00%, 02/20/2050	2,262,094
5,014,433	3.50%, 04/20/2050	5,307,095
2,226,602	2.50%, 06/20/2050	2,340,108
636,831	4.00%, 06/20/2050	678,759
4,588,600	2.50%, 08/20/2050	4,822,516
		424,681,133
TOTAL MORTGAGE-BACKED SECURITIES — 28.73% (Cost $433,421,042)		$444,158,013
MUNICIPAL BONDS AND NOTES
2,000,000	City of Houston Texas Combined Utility System Revenue 3.83%, 05/15/2028	2,288,280
105,000	Energy Northwest 2.81%, 07/01/2024	109,647
1,250,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	1,808,150
2,000,000	Port of Morrow 2.99%, 09/01/2036	2,177,780
600,000	State of Illinois 5.10%, 06/01/2033	606,354
1,000,000	State of Texas 5.52%, 04/01/2039	1,523,100

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
$ 2,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	$ 2,487,160
TOTAL MUNICIPAL BONDS AND NOTES — 0.71% (Cost $9,447,229)		$11,000,471
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Farm Credit Banks Funding Corp
1,000,000	0.25%, 05/06/2022	1,001,480
1,500,000	0.73%, 12/03/2024(c)	1,499,305
	Federal Home Loan Bank
1,250,000	2.63%, 12/10/2021	1,286,832
600,000	5.75%, 06/12/2026	777,577
1,500,000	3.25%, 11/16/2028(c)	1,799,780
	Federal Home Loan Mortgage Corp
2,750,000	2.38%, 01/13/2022	2,828,913
3,000,000	1.50%, 02/12/2025	3,144,795
	Federal National Mortgage Association
750,000	1.38%, 10/07/2021	759,354
5,000,000	2.13%, 04/24/2026	5,457,923
	Tennessee Valley Authority(c)
1,750,000	1.88%, 08/15/2022	1,803,364
1,260,000	7.13%, 05/01/2030	1,956,938
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.44% (Cost $21,291,262)		$22,316,261
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
7,500,000	2.00%, 11/15/2021	7,654,395
12,000,000	2.13%, 12/31/2021	12,295,313
15,000,000	1.50%, 01/31/2022	15,270,703
8,500,000	2.00%, 02/15/2022	8,716,152
13,500,000	1.75%, 03/31/2022	13,824,844
11,000,000	1.75%, 04/30/2022	11,279,727
14,000,000	1.88%, 05/31/2022	14,404,687
9,000,000	2.13%, 06/30/2022	9,312,187
8,000,000	2.00%, 07/31/2022	8,272,188
11,200,000	1.63%, 08/15/2022	11,512,813
16,000,000	1.75%, 09/30/2022	16,516,250
16,000,000	1.63%, 11/15/2022	16,500,625
4,000,000	2.13%, 12/31/2022	4,177,969
8,000,000	1.75%, 01/31/2023	8,298,437
7,000,000	1.50%, 02/28/2023	7,228,594
6,500,000	1.50%, 03/31/2023	6,718,613
4,000,000	1.75%, 05/15/2023	4,166,719
8,500,000	1.38%, 06/30/2023	8,785,547
9,500,000	0.13%, 07/15/2023	9,491,094
11,000,000	1.25%, 07/31/2023	11,338,164
7,000,000	2.50%, 08/15/2023	7,469,219
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$11,000,000	1.38%, 09/30/2023	$ 11,399,180
7,500,000	2.75%, 11/15/2023	8,101,172
6,000,000	2.25%, 01/31/2024	6,412,266
10,000,000	2.13%, 02/29/2024	10,661,328
6,500,000	2.50%, 05/15/2024	7,040,566
9,500,000	2.38%, 08/15/2024	10,293,398
5,000,000	1.50%, 09/30/2024	5,255,273
8,750,000	2.25%, 11/15/2024	9,474,609
4,000,000	1.50%, 11/30/2024	4,210,938
9,000,000	1.38%, 01/31/2025	9,440,859
6,500,000	2.00%, 02/15/2025	6,996,133
7,500,000	2.13%, 05/15/2025	8,142,480
11,000,000	0.25%, 05/31/2025	10,998,281
12,000,000	0.25%, 06/30/2025	11,992,500
1,000,000	6.88%, 08/15/2025	1,319,609
9,000,000	2.25%, 11/15/2025	9,891,211
10,000,000	1.63%, 02/15/2026	10,693,750
7,000,000	2.00%, 11/15/2026	7,682,500
8,000,000	0.63%, 03/31/2027	8,101,250
11,000,000	0.50%, 04/30/2027	11,048,555
2,500,000	2.38%, 05/15/2027	2,817,773
14,500,000	0.50%, 06/30/2027	14,550,976
3,000,000	2.25%, 08/15/2027	3,364,570
7,000,000	2.75%, 02/15/2028	8,142,422
9,500,000	2.88%, 05/15/2028	11,176,602
1,500,000	3.13%, 11/15/2028	1,806,738
3,500,000	2.63%, 02/15/2029	4,087,344
1,500,000	2.38%, 05/15/2029	1,725,879
2,500,000	1.63%, 08/15/2029	2,721,094
2,000,000	1.75%, 11/15/2029(c)	2,201,797
1,500,000	1.50%, 02/15/2030	1,617,891
13,500,000	0.63%, 05/15/2030	13,451,484
5,000,000	0.63%, 08/15/2030	4,971,094
14,500,000	1.13%, 05/15/2040	14,271,172
6,000,000	1.13%, 08/15/2040	5,887,500
500,000	3.63%, 02/15/2044	730,605
3,000,000	3.38%, 05/15/2044	4,233,164
5,000,000	3.13%, 08/15/2044	6,803,516
5,000,000	3.00%, 11/15/2044	6,680,664
13,000,000	2.50%, 02/15/2045	15,999,648
12,500,000	2.50%, 02/15/2046	15,432,129
4,500,000	3.00%, 02/15/2047	6,086,777
7,000,000	2.75%, 11/15/2047	9,096,445
2,000,000	3.00%, 02/15/2048	2,717,891
2,000,000	3.00%, 08/15/2048	2,725,859
1,000,000	2.25%, 08/15/2049	1,189,180
4,500,000	2.00%, 02/15/2050	5,089,922
18,750,000	1.25%, 05/15/2050(c)	17,768,555
6,000,000	1.38%, 08/15/2050	5,870,625
TOTAL U.S. TREASURY BONDS AND NOTES — 37.23% (Cost $543,241,616)		$575,609,414

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,371,000	BlackRock FedFund Institutional Class(e), 0.00%(f)	$ 1,371,000
1,447,000	Federated Hermes Government Obligations Fund Premier Shares(e), 0.04%(f)	1,447,000
1,371,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(e), 0.03%(f)	1,371,000
1,371,000	Goldman Sachs Financial Square Government Fund Institutional Class(e), 0.00%(f)	1,371,000
1,371,000	Invesco Government & Agency Portfolio Institutional Class(e), 0.02%(f)	1,371,000
1,371,000	JPMorgan U.S. Government Money Market Fund Capital Shares(e), 0.01%(f)	1,371,000
1,002,000	Morgan Stanley Government Portfolio Institutional Class(e), 0.02%(f)	1,002,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.60% (Cost $9,304,000)		$9,304,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.30%
$12,700,000	Repurchase agreement (principal amount/value $12,700,000 with a maturity value of $12,700,004 with Daiwa Capital Markets America Inc, 0.01%, dated 9/30/20 to be repurchased at $12,700,004 on 10/1/20 collateralized by U.S. Treasury securities, 0.00% - 1.38%, 12/3/20 - 8/31/23, with a value of $12,954,010.	12,700,000
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 7,634,081	Undivided interest of 10.82% in a repurchase agreement (principal amount/value $70,568,076 with a maturity value of $70,568,233) with RBC Capital Markets Corp, 0.08%, dated 9/30/20 to be repurchased at $7,634,081 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 10/27/20 - 7/15/61, with a value of $71,979,437.(e)	$ 7,634,081
7,634,081	Undivided interest of 10.95% in a repurchase agreement (principal amount/value $69,723,260 with a maturity value of $69,723,415) with Citigroup Global Markets Inc, 0.08%, dated 9/30/20 to be repurchased at $7,634,081 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 4.63%, 11/27/20 - 11/1/59, with a value of $71,117,729.(e)	7,634,081
7,572,084	Undivided interest of 11.19% in a repurchase agreement (principal amount/value $67,661,258 with a maturity value of $67,661,408) with HSBC Securities (USA) Inc, 0.08%, dated 9/30/20 to be repurchased at $ 7,572,084 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 11/1/26 - 8/1/50, with a value of $69,014,483.(e)	7,572,084
TOTAL SHORT TERM INVESTMENTS — 2.30% (Cost $35,540,246)		$35,540,246
TOTAL INVESTMENTS — 102.33% (Cost $1,501,069,765)		$1,582,101,383
OTHER ASSETS & LIABILITIES, NET — (2.33)%		$(36,033,805)
TOTAL NET ASSETS — 100.00%		$1,546,067,578

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2020.
(c)	All or a portion of the security is on loan at September 30, 2020.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of September 30, 2020.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2020

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2020, all of the Fund’s investments are valued using Level 2 inputs, except for the Government Money Market Mutual Funds, which are valued using Level 1 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

September 30, 2020

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2020